PREFERRED STOCK - Schedule of Preferred Stock Outstanding (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Carrying value	$ 18,995	$ 19,480
Series A
Class of Stock [Line Items]
Dividend rate (as a percent)	5.95%	5.95%
Redemption price per depositary share/ preference share (in dollars per share)	$ 1,000	$ 1,000
Number of depositary shares (in shares)	1,500,000	1,500,000
Carrying value	$ 1,500	$ 1,500
Series B
Class of Stock [Line Items]
Dividend rate (as a percent)	5.90%	5.90%
Redemption price per depositary share/ preference share (in dollars per share)	$ 1,000	$ 1,000
Number of depositary shares (in shares)	750,000	750,000
Carrying value	$ 750	$ 750
Series D
Class of Stock [Line Items]
Dividend rate (as a percent)	5.35%	5.35%
Redemption price per depositary share/ preference share (in dollars per share)	$ 1,000	$ 1,000
Number of depositary shares (in shares)	1,250,000	1,250,000
Carrying value	$ 1,250	$ 1,250
Series J
Class of Stock [Line Items]
Dividend rate (as a percent)	7.125%	7.125%
Redemption price per depositary share/ preference share (in dollars per share)	$ 25	$ 25
Number of depositary shares (in shares)	38,000,000	38,000,000
Carrying value	$ 950	$ 950
Series K
Class of Stock [Line Items]
Dividend rate (as a percent)	6.875%	6.875%
Redemption price per depositary share/ preference share (in dollars per share)	$ 25	$ 25
Number of depositary shares (in shares)	59,800,000	59,800,000
Carrying value	$ 1,495	$ 1,495
Series M
Class of Stock [Line Items]
Dividend rate (as a percent)	6.30%	6.30%
Redemption price per depositary share/ preference share (in dollars per share)	$ 1,000	$ 1,000
Number of depositary shares (in shares)	1,750,000	1,750,000
Carrying value	$ 1,750	$ 1,750
Series P
Class of Stock [Line Items]
Dividend rate (as a percent)	5.95%	5.95%
Redemption price per depositary share/ preference share (in dollars per share)	$ 1,000	$ 1,000
Number of depositary shares (in shares)	2,000,000	2,000,000
Carrying value	$ 2,000	$ 2,000
Series Q
Class of Stock [Line Items]
Dividend rate (as a percent)	4.316%	4.316%
Redemption price per depositary share/ preference share (in dollars per share)	$ 1,000	$ 1,000
Number of depositary shares (in shares)	1,250,000	1,250,000
Carrying value	$ 0	$ 1,250
Series R
Class of Stock [Line Items]
Dividend rate (as a percent)	4.699%	4.699%
Redemption price per depositary share/ preference share (in dollars per share)	$ 1,000	$ 1,000
Number of depositary shares (in shares)	1,500,000	1,500,000
Carrying value	$ 0	$ 1,500
Series S
Class of Stock [Line Items]
Dividend rate (as a percent)	6.30%	6.30%
Redemption price per depositary share/ preference share (in dollars per share)	$ 25	$ 25
Number of depositary shares (in shares)	41,400,000	41,400,000
Carrying value	$ 0	$ 1,035
Series T
Class of Stock [Line Items]
Dividend rate (as a percent)	6.25%	6.25%
Redemption price per depositary share/ preference share (in dollars per share)	$ 1,000	$ 1,000
Number of depositary shares (in shares)	1,500,000	1,500,000
Carrying value	$ 1,500	$ 1,500
Series U
Class of Stock [Line Items]
Dividend rate (as a percent)	5.00%	5.00%
Redemption price per depositary share/ preference share (in dollars per share)	$ 1,000	$ 1,000
Number of depositary shares (in shares)	1,500,000	1,500,000
Carrying value	$ 1,500	$ 1,500
Series V
Class of Stock [Line Items]
Dividend rate (as a percent)	4.70%	4.70%
Redemption price per depositary share/ preference share (in dollars per share)	$ 1,000
Number of depositary shares (in shares)	1,500,000
Carrying value	$ 1,500	$ 1,500
Series W
Class of Stock [Line Items]
Dividend rate (as a percent)	4.00%	4.00%
Redemption price per depositary share/ preference share (in dollars per share)	$ 1,000
Number of depositary shares (in shares)	1,500,000
Carrying value	$ 1,500	$ 1,500
Series X
Class of Stock [Line Items]
Dividend rate (as a percent)	3.875%
Redemption price per depositary share/ preference share (in dollars per share)	$ 1,000
Number of depositary shares (in shares)	2,300,000
Carrying value	$ 2,300	0
Series Y
Class of Stock [Line Items]
Dividend rate (as a percent)	4.15%
Redemption price per depositary share/ preference share (in dollars per share)	$ 1,000
Number of depositary shares (in shares)	1,000,000
Carrying value	$ 1,000	$ 0